Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Changes in carrying amount of goodwill from significant acquisitions
	Actoz	Chengdu Aurora	Shanghai Shulong	Chengdu Simo	Goldcool	Mochi	Eyedentity	eFusion	Others	Total
	RMB
Balance as of December 31, 2010	86,479	26,130	3,934	53,532	25,077	163,617	123,425	—	4,713	486,907
Acquisitions in 2011	—	—	—	—	—	—	—	—	5,209	5,209
Balance as of December 31, 2011	86,479	26,130	3,934	53,532	25,077	163,617	123,425	—	9,922	492,116
Acquisitions in 2012	—	—	—	—	—	—	—	718	—	718
Divestitures in 2012	—	—	—	—	—	(163,617)	—	—	—	(163,617)
Balance as of December 31, 2012	86,479	26,130	3,934	53,532	25,077	—	123,425	718	9,922	329,217